Fair Value Measurements - Schedule of Changes in Forward Option and Convertible Notes Derivative Liability (Details) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Forward Purchase Agreement Derivative Liability [Member]
Schedule of Changes in Forward Option and Convertible Notes Derivative Liability [Line Items]
Balance			$ 10,211
Additions
Exchange for short-term note payable
Payments
Shares issued as payments			(11,519)
Changes in fair value			1,308
Warrant expense
Warrants exercised
Balance
Convertible Notes [Member]
Schedule of Changes in Forward Option and Convertible Notes Derivative Liability [Line Items]
Balance		4,373
Additions		501	4,855
Exchange for short-term note payable
Payments		(700)	(400)
Shares issued as payments		(4,922)	(10,411)
Changes in fair value		748	5,380
Warrant expense			4,949
Warrants exercised
Balance			4,373
Liability Classified Warrants [Member]
Schedule of Changes in Forward Option and Convertible Notes Derivative Liability [Line Items]
Balance	33	2,307	587
Additions		586	3,325
Exchange for short-term note payable		(450)
Payments
Shares issued as payments		(3,107)
Changes in fair value	(16)	697	(545)
Warrant expense
Warrants exercised			(1,060)
Balance	$ 17	$ 33	$ 2,307